Shareholder Report, Holdings (Details)	Dec. 31, 2024
Empower Conservative Profile Fund - Class L | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	22.48%
Empower Conservative Profile Fund - Class L | Empower Short Duration Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	9.11%
Empower Conservative Profile Fund - Class L | Empower Multi-Sector Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	8.48%
Empower Conservative Profile Fund - Class L | Empower Global Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	8.37%
Empower Conservative Profile Fund - Class L | Empower Core Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.55%
Empower Conservative Profile Fund - Class L | Empower U.S. Government Mortgage Securities Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.54%
Empower Conservative Profile Fund - Class L | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
Empower Conservative Profile Fund - Class L | Empower Real Estate Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.09%
Empower Conservative Profile Fund - Class L | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.75%
Empower Conservative Profile Fund - Class L | Empower Inflation-Protected Securities Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.38%
Empower Conservative Profile Fund - Class L | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	47.38%
Empower Conservative Profile Fund - Class L | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	22.48%
Empower Conservative Profile Fund - Class L | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	8.79%
Empower Conservative Profile Fund - Class L | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	8.36%
Empower Conservative Profile Fund - Class L | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	5.09%
Empower Conservative Profile Fund - Class L | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	4.79%
Empower Conservative Profile Fund - Class L | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.11%
Empower Conservative Profile Fund - Institutional Class | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	22.48%
Empower Conservative Profile Fund - Institutional Class | Empower Short Duration Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	9.11%
Empower Conservative Profile Fund - Institutional Class | Empower Multi-Sector Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	8.48%
Empower Conservative Profile Fund - Institutional Class | Empower Global Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	8.37%
Empower Conservative Profile Fund - Institutional Class | Empower Core Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.55%
Empower Conservative Profile Fund - Institutional Class | Empower U.S. Government Mortgage Securities Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.54%
Empower Conservative Profile Fund - Institutional Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
Empower Conservative Profile Fund - Institutional Class | Empower Real Estate Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.09%
Empower Conservative Profile Fund - Institutional Class | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.75%
Empower Conservative Profile Fund - Institutional Class | Empower Inflation-Protected Securities Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.38%
Empower Conservative Profile Fund - Institutional Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	47.38%
Empower Conservative Profile Fund - Institutional Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	22.48%
Empower Conservative Profile Fund - Institutional Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	8.79%
Empower Conservative Profile Fund - Institutional Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	8.36%
Empower Conservative Profile Fund - Institutional Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	5.09%
Empower Conservative Profile Fund - Institutional Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	4.79%
Empower Conservative Profile Fund - Institutional Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.11%
Empower Conservative Profile Fund - Investor Class | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	22.48%
Empower Conservative Profile Fund - Investor Class | Empower Short Duration Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	9.11%
Empower Conservative Profile Fund - Investor Class | Empower Multi-Sector Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	8.48%
Empower Conservative Profile Fund - Investor Class | Empower Global Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	8.37%
Empower Conservative Profile Fund - Investor Class | Empower Core Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.55%
Empower Conservative Profile Fund - Investor Class | Empower U.S. Government Mortgage Securities Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.54%
Empower Conservative Profile Fund - Investor Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
Empower Conservative Profile Fund - Investor Class | Empower Real Estate Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.09%
Empower Conservative Profile Fund - Investor Class | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.75%
Empower Conservative Profile Fund - Investor Class | Empower Inflation-Protected Securities Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.38%
Empower Conservative Profile Fund - Investor Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	47.38%
Empower Conservative Profile Fund - Investor Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	22.48%
Empower Conservative Profile Fund - Investor Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	8.79%
Empower Conservative Profile Fund - Investor Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	8.36%
Empower Conservative Profile Fund - Investor Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	5.09%
Empower Conservative Profile Fund - Investor Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	4.79%
Empower Conservative Profile Fund - Investor Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.11%
Empower Moderately Conservative Profile Fund - Class L | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	21.92%
Empower Moderately Conservative Profile Fund - Class L | Empower Multi-Sector Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.66%
Empower Moderately Conservative Profile Fund - Class L | Empower Global Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.57%
Empower Moderately Conservative Profile Fund - Class L | Empower Core Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.15%
Empower Moderately Conservative Profile Fund - Class L | Empower U.S. Government Mortgage Securities Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.15%
Empower Moderately Conservative Profile Fund - Class L | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	10.21%
Empower Moderately Conservative Profile Fund - Class L | Empower Real Estate Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.58%
Empower Moderately Conservative Profile Fund - Class L | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	7.69%
Empower Moderately Conservative Profile Fund - Class L | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.56%
Empower Moderately Conservative Profile Fund - Class L | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.03%
Empower Moderately Conservative Profile Fund - Class L | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	32.93%
Empower Moderately Conservative Profile Fund - Class L | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	21.92%
Empower Moderately Conservative Profile Fund - Class L | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	14.24%
Empower Moderately Conservative Profile Fund - Class L | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	13.54%
Empower Moderately Conservative Profile Fund - Class L | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	4.58%
Empower Moderately Conservative Profile Fund - Class L | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	7.76%
Empower Moderately Conservative Profile Fund - Class L | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	5.03%
Empower Moderately Conservative Profile Fund - Institutional Class | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	21.92%
Empower Moderately Conservative Profile Fund - Institutional Class | Empower Multi-Sector Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.66%
Empower Moderately Conservative Profile Fund - Institutional Class | Empower Global Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.57%
Empower Moderately Conservative Profile Fund - Institutional Class | Empower Core Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.15%
Empower Moderately Conservative Profile Fund - Institutional Class | Empower U.S. Government Mortgage Securities Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.15%
Empower Moderately Conservative Profile Fund - Institutional Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	10.21%
Empower Moderately Conservative Profile Fund - Institutional Class | Empower Real Estate Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.58%
Empower Moderately Conservative Profile Fund - Institutional Class | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	7.69%
Empower Moderately Conservative Profile Fund - Institutional Class | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.56%
Empower Moderately Conservative Profile Fund - Institutional Class | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.03%
Empower Moderately Conservative Profile Fund - Institutional Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	32.93%
Empower Moderately Conservative Profile Fund - Institutional Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	21.92%
Empower Moderately Conservative Profile Fund - Institutional Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	14.24%
Empower Moderately Conservative Profile Fund - Institutional Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	13.54%
Empower Moderately Conservative Profile Fund - Institutional Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	4.58%
Empower Moderately Conservative Profile Fund - Institutional Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	7.76%
Empower Moderately Conservative Profile Fund - Institutional Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	5.03%
Empower Moderately Conservative Profile Fund - Investor Class | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	21.92%
Empower Moderately Conservative Profile Fund - Investor Class | Empower Multi-Sector Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.66%
Empower Moderately Conservative Profile Fund - Investor Class | Empower Global Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.57%
Empower Moderately Conservative Profile Fund - Investor Class | Empower Core Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.15%
Empower Moderately Conservative Profile Fund - Investor Class | Empower U.S. Government Mortgage Securities Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.15%
Empower Moderately Conservative Profile Fund - Investor Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	10.21%
Empower Moderately Conservative Profile Fund - Investor Class | Empower Real Estate Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.58%
Empower Moderately Conservative Profile Fund - Investor Class | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	7.69%
Empower Moderately Conservative Profile Fund - Investor Class | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.56%
Empower Moderately Conservative Profile Fund - Investor Class | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.03%
Empower Moderately Conservative Profile Fund - Investor Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	32.93%
Empower Moderately Conservative Profile Fund - Investor Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	21.92%
Empower Moderately Conservative Profile Fund - Investor Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	14.24%
Empower Moderately Conservative Profile Fund - Investor Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	13.54%
Empower Moderately Conservative Profile Fund - Investor Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	4.58%
Empower Moderately Conservative Profile Fund - Investor Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	7.76%
Empower Moderately Conservative Profile Fund - Investor Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	5.03%
Empower Moderate Profile Fund - Class L | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	15.94%
Empower Moderate Profile Fund - Class L | Empower Multi-Sector Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.84%
Empower Moderate Profile Fund - Class L | Empower Global Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.78%
Empower Moderate Profile Fund - Class L | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	14.11%
Empower Moderate Profile Fund - Class L | Empower Real Estate Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.07%
Empower Moderate Profile Fund - Class L | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	10.63%
Empower Moderate Profile Fund - Class L | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	7.69%
Empower Moderate Profile Fund - Class L | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.57%
Empower Moderate Profile Fund - Class L | Empower Small Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.98%
Empower Moderate Profile Fund - Class L | Empower International Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
Empower Moderate Profile Fund - Class L | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	23.92%
Empower Moderate Profile Fund - Class L | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	15.94%
Empower Moderate Profile Fund - Class L | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	19.68%
Empower Moderate Profile Fund - Class L | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	18.70%
Empower Moderate Profile Fund - Class L | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	4.07%
Empower Moderate Profile Fund - Class L | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	10.73%
Empower Moderate Profile Fund - Class L | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	6.96%
Empower Moderate Profile Fund - Institutional Class | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	15.94%
Empower Moderate Profile Fund - Institutional Class | Empower Multi-Sector Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.84%
Empower Moderate Profile Fund - Institutional Class | Empower Global Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.78%
Empower Moderate Profile Fund - Institutional Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	14.11%
Empower Moderate Profile Fund - Institutional Class | Empower Real Estate Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.07%
Empower Moderate Profile Fund - Institutional Class | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	10.63%
Empower Moderate Profile Fund - Institutional Class | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	7.69%
Empower Moderate Profile Fund - Institutional Class | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.57%
Empower Moderate Profile Fund - Institutional Class | Empower Small Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.98%
Empower Moderate Profile Fund - Institutional Class | Empower International Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
Empower Moderate Profile Fund - Institutional Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	23.92%
Empower Moderate Profile Fund - Institutional Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	15.94%
Empower Moderate Profile Fund - Institutional Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	19.68%
Empower Moderate Profile Fund - Institutional Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	18.70%
Empower Moderate Profile Fund - Institutional Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	4.07%
Empower Moderate Profile Fund - Institutional Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	10.73%
Empower Moderate Profile Fund - Institutional Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	6.96%
Empower Moderate Profile Fund - Investor Class | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	15.94%
Empower Moderate Profile Fund - Investor Class | Empower Multi-Sector Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.84%
Empower Moderate Profile Fund - Investor Class | Empower Global Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.78%
Empower Moderate Profile Fund - Investor Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	14.11%
Empower Moderate Profile Fund - Investor Class | Empower Real Estate Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.07%
Empower Moderate Profile Fund - Investor Class | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	10.63%
Empower Moderate Profile Fund - Investor Class | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	7.69%
Empower Moderate Profile Fund - Investor Class | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.57%
Empower Moderate Profile Fund - Investor Class | Empower Small Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.98%
Empower Moderate Profile Fund - Investor Class | Empower International Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
Empower Moderate Profile Fund - Investor Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	23.92%
Empower Moderate Profile Fund - Investor Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	15.94%
Empower Moderate Profile Fund - Investor Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	19.68%
Empower Moderate Profile Fund - Investor Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	18.70%
Empower Moderate Profile Fund - Investor Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	4.07%
Empower Moderate Profile Fund - Investor Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	10.73%
Empower Moderate Profile Fund - Investor Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	6.96%
Empower Moderately Aggressive Profile Fund - Institutional Class | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	8.96%
Empower Moderately Aggressive Profile Fund - Institutional Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	17.49%
Empower Moderately Aggressive Profile Fund - Institutional Class | Empower Real Estate Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.56%
Empower Moderately Aggressive Profile Fund - Institutional Class | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	13.18%
Empower Moderately Aggressive Profile Fund - Institutional Class | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	9.53%
Empower Moderately Aggressive Profile Fund - Institutional Class | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
Empower Moderately Aggressive Profile Fund - Institutional Class | Empower Small Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.19%
Empower Moderately Aggressive Profile Fund - Institutional Class | Empower International Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
Empower Moderately Aggressive Profile Fund - Institutional Class | Empower Emerging Markets Equity Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.81%
Empower Moderately Aggressive Profile Fund - Institutional Class | Empower T. Rowe Price Mid Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.77%
Empower Moderately Aggressive Profile Fund - Institutional Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	17.96%
Empower Moderately Aggressive Profile Fund - Institutional Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	8.96%
Empower Moderately Aggressive Profile Fund - Institutional Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	24.39%
Empower Moderately Aggressive Profile Fund - Institutional Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	23.19%
Empower Moderately Aggressive Profile Fund - Institutional Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.56%
Empower Moderately Aggressive Profile Fund - Institutional Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
Empower Moderately Aggressive Profile Fund - Institutional Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	8.64%
Empower Moderately Aggressive Profile Fund - Investor Class | Empower of America Contract [Member]
Holdings [Line Items]
Percent of Total Investments	8.96%
Empower Moderately Aggressive Profile Fund - Investor Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	17.49%
Empower Moderately Aggressive Profile Fund - Investor Class | Empower Real Estate Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.56%
Empower Moderately Aggressive Profile Fund - Investor Class | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	13.18%
Empower Moderately Aggressive Profile Fund - Investor Class | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	9.53%
Empower Moderately Aggressive Profile Fund - Investor Class | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
Empower Moderately Aggressive Profile Fund - Investor Class | Empower Small Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.19%
Empower Moderately Aggressive Profile Fund - Investor Class | Empower International Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
Empower Moderately Aggressive Profile Fund - Investor Class | Empower Emerging Markets Equity Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.81%
Empower Moderately Aggressive Profile Fund - Investor Class | Empower T. Rowe Price Mid Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.77%
Empower Moderately Aggressive Profile Fund - Investor Class | Bond [Member]
Holdings [Line Items]
Percent of Total Investments	17.96%
Empower Moderately Aggressive Profile Fund - Investor Class | Fixed Interest Contract [Member]
Holdings [Line Items]
Percent of Total Investments	8.96%
Empower Moderately Aggressive Profile Fund - Investor Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	24.39%
Empower Moderately Aggressive Profile Fund - Investor Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	23.19%
Empower Moderately Aggressive Profile Fund - Investor Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.56%
Empower Moderately Aggressive Profile Fund - Investor Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
Empower Moderately Aggressive Profile Fund - Investor Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	8.64%
Empower Aggressive Profile Fund - Institutional Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	24.39%
Empower Aggressive Profile Fund - Institutional Class | Empower Real Estate Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.05%
Empower Aggressive Profile Fund - Institutional Class | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	18.38%
Empower Aggressive Profile Fund - Institutional Class | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	13.28%
Empower Aggressive Profile Fund - Institutional Class | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	9.63%
Empower Aggressive Profile Fund - Institutional Class | Empower Small Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	8.62%
Empower Aggressive Profile Fund - Institutional Class | Empower International Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	7.26%
Empower Aggressive Profile Fund - Institutional Class | Empower Emerging Markets Equity Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.71%
Empower Aggressive Profile Fund - Institutional Class | Empower T. Rowe Price Mid Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.27%
Empower Aggressive Profile Fund - Institutional Class | Empower Small Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.41%
Empower Aggressive Profile Fund - Institutional Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	34.02%
Empower Aggressive Profile Fund - Institutional Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	32.35%
Empower Aggressive Profile Fund - Institutional Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.05%
Empower Aggressive Profile Fund - Institutional Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	18.55%
Empower Aggressive Profile Fund - Institutional Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	12.03%
Empower Aggressive Profile Fund - Investor Class | Empower Large Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	24.39%
Empower Aggressive Profile Fund - Investor Class | Empower Real Estate Index Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.05%
Empower Aggressive Profile Fund - Investor Class | Empower International Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	18.38%
Empower Aggressive Profile Fund - Investor Class | Empower Mid Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	13.28%
Empower Aggressive Profile Fund - Investor Class | Empower Large Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	9.63%
Empower Aggressive Profile Fund - Investor Class | Empower Small Cap Value Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	8.62%
Empower Aggressive Profile Fund - Investor Class | Empower International Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	7.26%
Empower Aggressive Profile Fund - Investor Class | Empower Emerging Markets Equity Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	6.71%
Empower Aggressive Profile Fund - Investor Class | Empower T. Rowe Price Mid Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	5.27%
Empower Aggressive Profile Fund - Investor Class | Empower Small Cap Growth Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.41%
Empower Aggressive Profile Fund - Investor Class | Large Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	34.02%
Empower Aggressive Profile Fund - Investor Class | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	32.35%
Empower Aggressive Profile Fund - Investor Class | Real Estate Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.05%
Empower Aggressive Profile Fund - Investor Class | Mid Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	18.55%
Empower Aggressive Profile Fund - Investor Class | Small Cap Equity [Member]
Holdings [Line Items]
Percent of Total Investments	12.03%